Summary of Significant Accounting Policies (Tables) - Evolv Technologies Holdings, Inc.	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of customers that represent 10% or more of the Company's total revenue and accounts receivable

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Customer A	—	11.0%	—	11.0%
Customer B	17.0%	—	—	—
Customer C	—	—	14.0%	—
	17.0%	11.0%	14.0%	11.0

The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	June 30,	December 31,
	2021	2020
Customer B	11.80%	—
Customer C	18.30%	—
Customer D	—	23.8%
Customer E	—	23.4%
	30.1%	47.2%

	Year ended December 31,
	2020	2019
Customer A	10.7%	—
Customer B	—	26.6%
Customer C	—	21.7%
Customer D	—	11.2%
	10.7%	59.5%

2.     Summary of Significant Accounting Policies (continued)

As of December 31, 2020, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. As of December 31, 2019, two customers each represented greater than 10% of the Company’s accounts receivable, net balance. The following table presents customers that represent 10% or more of the Company’s accounts receivable, net:

	December 31,
	2020	2019
Customer C		56.3%
Customer E	23.8%
Customer F	23.4%
Customer G		21.9%
	47.2%	78.2%

Schedule of estimated useful life of property and equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	7 years

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization expense is recognized using the straight-line method over the estimated useful life of each asset, as follows:

Estimated Useful Life
Computers and telecommunications equipment	3 years
Lab equipment	5 years
Software	4 years
Furniture and fixtures	5 years
Leasehold improvements	Shorter of remaining lease term or useful life
Leased equipment	7 years

Schedule of estimated revenues expected to be recognized in the future related to performance obligations that are unsatisfied

	Less than	Greater than
	1 year	1 year	Total
Product revenue	$156	$181	$337
Subscription revenue	7,089	15,326	22,415
Service revenue	—	—	—
Maintenance revenue	849	2,008	2,857
Total revenue	$8,094	$17,515	$25,609

	Less than 1 year	Greater than 1 year	Total
Product revenue	—	—	—
Subscription revenue	3,636	7,123	10,759
Service revenue	—	—	—
Maintenance revenue	341	744	1,085
Total revenue	$3,977	$7,867	$11,844

Schedule of future minimum payments on noncancelable leases

Quarter Ending June 30, 2021:
2021	$3,627
2022	6,869
2023	6,224
2024	4,356
2025	1,130
Thereafter	209
$22,415

The amount of minimum future leases is based on expected income recognition. As of December 31, 2020, future minimum payments on noncancelable leases are as follows (in thousands):

Year Ending December 31:
2021	$3,636
2022	3,241
2023	2,528
2024	1,254
2025	40
Thereafter	60
$10,759

Summary of rollforward of deferred revenue

Contract Liabilities
Balance at December 31, 2020	$4,197
Revenue recognized	(3,740)
Revenue deferred	3,993
Balance at June 30, 2021	$4,450

Contract Liabilities
Balance at December 31, 2018	$484
Revenue recognized	(2,450)
Revenue deferred	3,822
Balance at December 31, 2019	1,856
Revenue recognized	(4,629)
Revenue deferred	6,970
Balance at December 31, 2020	$4,197

Summary of company's revenue by revenue stream

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2021	2020	2021	2020
Product revenue	$2,452	$18	$4,954	$73
Subscription revenue(1)	1,513	490	2,813	949
Service revenue	291	—	356	5
Maintenance revenue	224	141	356	262
Total revenue	$4,480	$649	$8,479	$1,289
(1)	Subscription revenue is inclusive of $0.4 million and $0.1 million of maintenance revenue during the three months ended June 30, 2021 and 2020, respectively, and of $0.7 million and $0.3 million of maintenance revenue during the six months ended June 30, 2021 and 2020, respectively determined based on a relative fair value allocation as prescribed by ASC 606.

The following table presents the Company’s revenue by revenue stream (in thousands):

	Year ended December 31,
	2020	2019
Product revenue	1,279	4,192
Subscription revenue(1)	2,637	1,096
Service revenue	350	136
Maintenance revenue	519	422
Total revenue	$4,785	$5,846
(1)	Subscription revenue is inclusive of $0.6 million and $0.3 million of maintenance revenue in 2020 and 2019, respectively, determined based on a relative fair value allocation as prescribed by ASC 606.